CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Statement Of Financial Position [Abstract]
Allowances for doubtful accounts (in dollars)	$ 447	$ 599
Common shares, par value (in dollars)
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	16,196,810	16,194,810
Common shares, outstanding	16,196,810	16,194,810